SHARE CAPITAL (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) shares
Disclosure of classes of share capital [line items]
Total authorised number of ordinary shares | shares	7,083,537,000	7,083,537,000		7,083,537,000
Par value per share | ¥ / shares	¥ 1.00	¥ 1.00
Authorised, issued and fully paid:
Total	¥ 7,083,537	¥ 7,083,537	¥ 7,083,537	$ 1,030,258	[1]
Movement	0	0	0
H shares [member]
Authorised, issued and fully paid:
Total	1,431,300	1,431,300	1,431,300
Movement	0	0
A shares [member]
Authorised, issued and fully paid:
Total	5,652,237	5,652,237	¥ 5,652,237
Movement	¥ 0	¥ 0

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .